UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

Huey P. Falgout Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2021 to August 31, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
August 31, 2021
Voya Emerging Markets High Dividend Equity Fund
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Economy and Markets Continue to Overcome Doubts
Dear Shareholder,
Crosscurrents of hope and fear drove bouts of market volatility during the six-months covered in this report. As COVID-19 delta variant infections surged among the unvaccinated, investors began to worry that another wave of the pandemic was underway. Notwithstanding U.S. Federal Reserve Board (“Fed”) assertions that near-term inflation would prove transitory, in our view market participants worried that higher prices linked to supply-chain disruptions would persist, causing interest rates to rise and thereby dragging down the pace of economic recovery. In contrast, market sentiment was lifted by dynamic job growth; strong corporate earnings; continuing, supportive government policy; and signs of easing inflation.
Despite the uncertainty around the pandemic and economic recovery, it is our opinion that positive influences kept the financial markets on an upward trajectory over the six-months ended August 31. The ten-year U.S. Treasury yield — a widely watched bellwether for interest rates — declined, indicating that inflation concerns were abating. In our view, the Fed can control average price level swelling and successfully reduce monetary accommodation when needed, without triggering a deflationary tailspin or market panic. We continue to believe the U.S. economy is in the early middle innings of a prolonged phase of growth. Recognizing that current, high stock valuations leave a thin margin for error, we still think the supportive macro backdrop and substantial pent-up demand will propel better than expected company bottom lines and keep the bull market running.
While we believe the economy and financial markets can extend their recent strength, it’s always possible that something unforeseen will shake up expectations. Therefore, it’s important to remember that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
September 21, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
More complete information about the Fund, including the Fund’s daily New York Stock Exchange closing prices and NAV per share, is available at www.voyainvestments.com or by calling the Fund’s Shareholder Service Department at (800) 992-0180. To obtain a prospectus for any Voya mutual fund, please call your financial advisor or a fund’s Shareholder Service Department at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2021 (Unaudited)

ASSETS:
Investments in securities at fair value*	$156,404,986
Short-term investments at fair value†	482,000
Cash	175,773
Cash pledged as collateral for OTC derivatives (Note 2)	700,000
Foreign currencies at value‡	169,341
Receivables:
Investment securities sold	571,777
Dividends	233,140
Foreign tax reclaims	11,627
Prepaid expenses	35
Reimbursement due from Investment Adviser	32,204
Other assets	6,523
Total assets	158,787,406
LIABILITIES:
Payable for investment management fees	151,260
Payable to trustees under the deferred compensation plan (Note 6)	6,523
Payable for trustee fees	5,750
Payable for foreign capital gains tax	548,756
Other accrued expenses and liabilities	144,045
Written options, at fair value^	1,224,366
Total liabilities	2,080,700
NET ASSETS	$156,706,706
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$211,569,774
Total distributable loss	(54,863,068)
NET ASSETS	$156,706,706
* Cost of investments in securities	$130,607,886
† Cost of short-term investments	$482,000
‡ Cost of foreign currencies	$168,648
^ Premiums received on written options	$682,030
Net assets	$156,706,706
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	19,039,289
Net asset value	$8.23
See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,777,660
Total investment income	2,777,660
EXPENSES:
Investment management fees	939,564
Transfer agent fees	8,235
Shareholder reporting expense	22,816
Professional fees	43,293
Custody and accounting expense	67,417
Trustee fees	6,185
Miscellaneous expense	15,587
Total expenses	1,103,097
Recouped and reimbursed fees	4,159
Net expenses	1,107,256
Net investment income	1,670,404
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	13,300,623
Foreign currency related transactions	(39,481)
Written options	2,683,391
Net realized gain	15,944,533
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(14,443,874)
Foreign currency related transactions	14,228
Written options	(1,188,245)
Net change in unrealized appreciation (depreciation)	(15,617,891)
Net realized and unrealized gain	326,642
Increase in net assets resulting from operations	$1,997,046
* Foreign taxes withheld	$337,637
^ Foreign capital gains taxes withheld	$89,866
# Foreign capital gains taxes accrued	$548,756
See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
FROM OPERATIONS:
Net investment income	$1,670,404	$2,088,113
Net realized gain (loss)	15,944,533	(14,624,426)
Net change in unrealized appreciation (depreciation)	(15,617,891)	42,885,294
Increase in net assets resulting from operations	1,997,046	30,348,981
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	(1,451,109)	(1,753,641)
Return of capital	(5,403,035)	(11,954,647)
Total distributions	(6,854,144)	(13,708,288)
FROM CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	—	—
Net increase (decrease) in net assets	(4,857,098)	16,640,693
NET ASSETS:
Beginning of year or period	161,563,804	144,923,111
End of year or period	$156,706,706	$161,563,804
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
	Per Share Operating Performance												Ratios and Supplemental Data
		Income (loss) from investment operations			Less Distributions										Ratios to average net assets
	Net asset value, beginning of year or period	Net investment income gain (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period (000’s)	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3)(4)	Net investment income (loss)(3)(4)	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)
08-31-21+	8.49	0.09•	0.01	0.10	0.08	—	0.28	0.36	—	8.23	7.70	1.37	1.28	156,707	1.35	1.36	2.04	33
02-28-21	7.61	0.11•	1.49	1.60	0.09	—	0.63	0.72	—	8.49	7.95	24.24	32.34	161,564	1.36	1.36	1.46	55
02-29-20	8.89	0.19	(0.74)	(0.55)	0.28	—	0.45	0.73	—	7.61	6.69	(6.03)	(12.67)	144,923	1.39	1.39	2.29	103
02-28-19	9.87	0.20	(0.44)	(0.24)	0.17	—	0.57	0.74	—	8.89	8.41	(1.39)	(2.23)	169,189	1.47	1.47	2.21	53
02-28-18	9.24	0.18	1.19	1.37	0.18	—	0.56	0.74	—	9.87	9.42	15.77	22.67	187,770	1.44	1.44	1.82	41
02-28-17	7.81	0.18	2.13	2.31	0.19	—	0.69	0.88	—	9.24	8.32	32.30	38.66	175,716	1.43	1.43	2.06	39
02-29-16	11.57	0.20	(2.92)	(2.72)	0.21	—	0.83	1.04	—	7.81	6.71	(23.98)	(28.30)	152,682	1.47	1.47	1.99	30
02-28-15	12.50	0.30•	(0.08)	0.22	0.34	—	0.81	1.15	—	11.57	10.54	2.21	2.01	226,152	1.42	1.42	2.35	40
02-28-14	14.53	0.34•	(1.17)	(0.83)	0.29	—	1.00	1.29	0.09	12.50	11.41	(4.89)	(16.62)	244,220	1.41	1.41	2.58	50
02-28-13	16.60	0.30•	(0.85)	(0.55)	0.31	—	1.21	1.52	—	14.53	15.13	(2.95)	5.58	282,611	1.44	1.44	2.03	66
04-26-11(5) - 02-29-12	19.06	0.24•	(1.50)	(1.26)	0.17	—	1.03	1.20	—	16.60	15.89	(5.96)	(14.21)	319,565	1.43	1.43	1.77	61

(1)
Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(2)
Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)
Annualized for periods less than one year.

(4)
The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Emerging Markets High Dividend Equity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such quarterly distributions may also consist of return of capital. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.
The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of quarterly distributions will vary, depending on a number of factors.
As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this report, the United States experiences a low interest rate environment, which may increase the
Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended August 31, 2021.
The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2021, the total value of open written OTC call options subject to Master Agreements in a liability position was $1,224,366. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. At August 31, 2021, the Fund pledged $700,000 in cash collateral for its open written OTC call options at period end. There were no credit events during the period ended August 31, 2021 that triggered any credit related contingent features.
H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
The Fund seeks to generate gains from the OTC call options writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended August 31, 2021, the Fund had an average notional amount of $32,269,456 on written equity options. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2021.
I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2021, excluding short-term securities, were $52,387,948 and $55,288,481, respectively.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.15% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2021, there were no preferred shares outstanding.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.
NOTE 5 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.40% of average daily managed assets.
The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of August 31, 2021, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through March 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES
For the period ended August 31, 2021 and the year ended February 28, 2021, the Fund had no capital shares activity.
Share Repurchase Program
Effective April 1, 2021, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2022, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2020, the Fund could have purchased, over the period ended March 31, 2021, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.
For the period ended August 31, 2021 and the year ended February 28, 2021, the Fund had no repurchases.
NOTE 8 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, capital loss carryforwards, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2021. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:
Tax Year Ended December 31, 2020		Tax Year Ended December 31, 2019
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$1,753,641	$8,527,575	$5,241,350	$8,657,330
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:
Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
	Amount	Character	Expiration
$30,050,695	$(12,868,409)	Short-term	None
	(78,404,481)	Long-term	None
$(91,272,890)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of August 31, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 9 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a

NOTES TO FINANCIAL STATEMENTS as of August 31, 2021 (Unaudited) (continued)

NOTE 9 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 10 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to August 31, 2021, the Fund made a distribution of:
Per Share Amount	Declaration Date	Payable Date	Record Date
$0.180	9/15/2021	10/15/2021	10/4/2021
Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.0%
	Brazil: 3.4%
89,500	BB Seguridade Participacoes SA	$328,347	0.2
127,504	CCR SA	302,559	0.2
28,200	Cia de Saneamento Basico do Estado de Sao Paulo	193,607	0.1
59,909	Cia Siderurgica Nacional S.A.	404,352	0.3
27,100	Energisa SA - Unit	233,905	0.1
42,029	JBS SA	247,014	0.2
130,700 (1)	Klabin SA - Unit	665,279	0.4
38,885	Telefonica Brasil SA - VIVT3	326,899	0.2
294,000	TIM SA/Brazil	703,899	0.4
103,715	Vale SA	1,970,681	1.3
		5,376,542	3.4

	Chile: 0.3%
106,699	Cencosud SA	201,307	0.1
1,384,050	Enel Chile SA	70,647	0.0
59,803	Falabella SA	236,865	0.2
		508,819	0.3

	China: 33.7%
284,000 (1)	Alibaba Group Holding Ltd.	5,946,844	3.8
101,250 (2)	A-Living Smart City Services Co. Ltd - H Shares	402,403	0.3
126,000	Anhui Conch Cement Co., Ltd. - H Shares	681,738	0.4
36,000	Anta Sports Products Ltd.	739,471	0.5
29,500	Apeloa Pharmaceutical Co. Ltd. - A Shares	144,147	0.1
6,368	Autohome, Inc. ADR	281,848	0.2
2,758 (1)	Baidu, Inc. ADR	433,061	0.3
2,317,000	Bank of China Ltd. - H Shares	811,955	0.5
362,810	Bank of Jiangsu Co. Ltd. - A Shares	360,528	0.2
18,678	BGI Genomics Co. Ltd. - A Shares	270,998	0.2
455,900	BOE Technology Group Co. Ltd. - A Shares	410,215	0.3
976,000	Bosideng International Holdings Ltd.	796,769	0.5
148,000	Brilliance China Automotive Holdings Ltd.	57,128	0.0
12,500	Byd Co., Ltd. - H Shares	420,239	0.3
40,000	By-health Co. Ltd. - A Shares	155,616	0.1
146,000	China Aoyuan Group Ltd.	87,289	0.1
1,232,000	China Cinda Asset Management Co. Ltd. - H Shares	218,508	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
329,000	China CITIC Bank Corp. Ltd. - H Shares	$151,249	0.1
1,036,000	China Communications Services Corp., Ltd. - H Shares	550,531	0.3
2,619,000	China Construction Bank - H Shares	1,887,142	1.2
881,000	China Everbright Bank Co. Ltd. - H Shares	315,770	0.2
388,000	China Everbright Ltd.	486,917	0.3
187,000 (2)	China Feihe Ltd.	337,914	0.2
38,000	China Lesso Group Holdings Ltd.	81,333	0.0
370,000	China Life Insurance Co., Ltd. - H Shares	620,399	0.4
243,000	China Medical System Holdings Ltd.	476,951	0.3
54,000	China Mengniu Dairy Co., Ltd.	324,797	0.2
160,500	China Merchants Bank Co., Ltd. - H Shares	1,323,742	0.8
460,000	China National Building Material Co., Ltd. - H Shares	628,176	0.4
430,000	China Oilfield Services Ltd. - H Shares	373,515	0.2
296,000	China Overseas Land & Investment Ltd.	681,891	0.4
496,000	China Railway Group Ltd. - H Shares	237,547	0.1
592,000	China Resources Cement Holdings Ltd. - H Shares	580,449	0.4
86,000	China Resources Land Ltd.	319,431	0.2
236,500 (2)	China Resources Pharmaceutical Group Ltd.	122,994	0.1
399,000	China Shenhua Energy Co., Ltd. - H Shares	882,312	0.6
2,688,000 (2)	China Tower Corp. Ltd. - H Shares	352,577	0.2
68,700	China Vanke Co. Ltd. - H Shares	185,363	0.1
195,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	74,596	0.0
467,000	CITIC Ltd.	580,216	0.4
115,000	CITIC Securities Co. Ltd. - H Shares	291,269	0.2
591,360	CSPC Pharmaceutical Group Ltd.	750,200	0.5
46,679	Daan Gene Co. Ltd. - A Shares	135,381	0.1
519,000 (2)	Dali Foods Group Co. Ltd.	290,949	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
14,160	DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	$99,772	0.1
29,600	Dong-E-E-Jiao Co. Ltd. - A Shares	157,447	0.1
550,000	Far East Horizon Ltd.	625,141	0.4
112,800	Focus Media Information Technology Co. Ltd. - A Shares	125,621	0.1
5,600	G-bits Network Technology Xiamen Co. Ltd. - A Shares	317,951	0.2
146,360	Giant Network Group Co. Ltd. - A Shares	229,017	0.1
7,700	Gigadevice Semiconductor Beijing, Inc. - A Shares	182,429	0.1
7,400	Guangzhou Wondfo Biotech Co. Ltd. - A Shares	48,783	0.0
52,400	Huafon Chemical Co. Ltd. - A Shares	112,548	0.1
301,200 (2)	Huatai Securities Co. Ltd. - H Shares	432,048	0.3
84,300	Huaxin Cement Co. Ltd. - A Shares	251,699	0.2
36,300	Huayu Automotive Systems Co. Ltd. - A Shares	130,219	0.1
2,514,592	Industrial & Commercial Bank of China - H Shares	1,400,312	0.9
120,600	Industrial Bank Co. Ltd. - A Shares	344,966	0.2
5,900	Ingenic Semiconductor Co. Ltd. - A Shares	130,063	0.1
15,471	Intco Medical Technology Co. Ltd. - A Shares	244,565	0.1
23,500	Jafron Biomedical Co. Ltd. - A Shares	178,139	0.1
11,200	Jason Furniture Hangzhou Co. Ltd. - A Shares	119,155	0.1
16,206 (1)	JD.com, Inc. ADR	1,273,143	0.8
125,600	Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	121,143	0.1
318,100	Jinke Properties Group Co. Ltd. - A Shares	235,960	0.1
5,700	JiuGui Liquor Co. Ltd. - A Shares	185,339	0.1
146,200	Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	249,751	0.2
16,471	Joyoung Co. Ltd. - A Shares	53,564	0.0
874,000	Kaisa Group Holdings Ltd. - H Shares	290,922	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
159,000	Kingboard Holdings Ltd.	$781,791	0.5
215,000	Kingboard Laminates Holdings Ltd.	422,791	0.3
44,000	Kingsoft Corp. Ltd.	176,501	0.1
66,500	KWG Group Holdings Ltd.	70,011	0.0
604,000	Lenovo Group Ltd.	666,232	0.4
101,000	Li Ning Co. Ltd.	1,354,388	0.9
244,000	Logan Group Co. Ltd.	290,839	0.2
33,094	Maccura Biotechnology Co. Ltd. - A Shares	145,236	0.1
47,400 (1)(2)	Meituan Class B	1,515,595	1.0
252,500	Metallurgical Corp. of China Ltd. - A Shares	196,024	0.1
94,000	Ming Yuan Cloud Group Holdings Ltd.	326,628	0.2
5,378	NetEase, Inc. ADR	523,925	0.3
57,800	New China Life Insurance Co. Ltd. - H Shares	170,148	0.1
24,231 (1)	NIO, Inc. ADR	952,520	0.6
19,500 (1)	Offcn Education Technology Co. Ltd. - A Shares	31,779	0.0
68,785	Perfect World Co. Ltd./China - A Shares	142,689	0.1
1,724,000	PetroChina Co., Ltd. - H Shares	753,078	0.5
5,200 (2)	Pharmaron Beijing Co. Ltd. - H Shares	115,373	0.1
71,500	Ping An Bank Co. Ltd. - A Shares	196,766	0.1
58,500	Ping An Insurance Group Co. of China Ltd. - H Shares	452,970	0.3
115,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	82,849	0.1
247,000	Powerlong Real Estate Holdings Ltd.	200,661	0.1
32,200	Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	93,846	0.1
8,760	Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	97,224	0.1
177,000	Shanghai International Port Group Co. Ltd. - A Shares	153,054	0.1
47,900	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	95,025	0.1
2,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	132,251	0.1
94,000	Shimao Group Holdings Ltd.	194,234	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
43,200	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	$121,630	0.1
1,000	Silergy Corp.	143,019	0.1
76,000	Sino Biopharmaceutical Ltd.	63,565	0.0
104,900	Tencent Holdings Ltd.	6,478,918	4.1
53,830	Tianjin 712 Communication & Broadcasting Co. Ltd. - A Shares	358,800	0.2
94,000	Tingyi Cayman Islands Holding Corp.	167,390	0.1
55,300	TongFu Microelectronics Co. Ltd. - A Shares	176,172	0.1
121,000 (2)	Topsports International Holdings Ltd. - H Shares	159,541	0.1
10,000	Tsingtao Brewery Co., Ltd. - H Shares	81,824	0.1
229,000	Uni-President China Holdings Ltd.	216,441	0.1
453,000	Want Want China Holdings Ltd.	307,840	0.2
126,000	Weichai Power Co. Ltd. - H Shares	317,942	0.2
39,492	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	104,148	0.1
428,800	Yuexiu Property Co. Ltd.	401,953	0.3
184,500	Zhejiang Semir Garment Co. Ltd. - A Shares	269,861	0.2
85,400	Zhuzhou Kibing Group Co. Ltd. - A Shares	360,135	0.2
		52,865,672	33.7

	Colombia: 0.4%
445,353	Ecopetrol SA	312,290	0.2
59,292	Grupo de Inversiones Suramericana SA	302,033	0.2
		614,323	0.4

	Egypt: 0.6%
239,557 (1)	Commercial International Bank Egypt SAE	713,778	0.5
181,976	Eastern Co. SAE	136,470	0.1
		850,248	0.6

	Greece: 0.1%
10,650	Jumbo SA	167,277	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hungary: 0.5%
11,658 (1)	OTP Bank Nyrt	$704,047	0.5

	India: 10.9%
8,116	ACC Ltd.	267,801	0.2
8,264	Aurobindo Pharma Ltd.	82,207	0.1
43,571	Cipla Ltd.	565,104	0.4
63,210	Container Corp. Of India Ltd.	586,863	0.4
1,394	Dr Reddys Laboratories Ltd.	89,778	0.1
23,224	Grasim Industries Ltd.	476,114	0.3
12,553	Hero Motocorp Ltd.	470,462	0.3
140,787	Hindalco Industries Ltd.	900,441	0.6
2,526	Hindustan Unilever Ltd.	94,077	0.1
7,067	Housing Development Finance Corp.	269,931	0.2
160,341	ICICI Bank Ltd.	1,570,312	1.0
91,674	Indus Towers Ltd.	269,850	0.2
102,898	Infosys Ltd.	2,401,580	1.5
134,582	ITC Ltd.	388,850	0.2
161,406 (1)	Motherson Sumi Systems Ltd.	481,819	0.3
3,919	Muthoot Finance Ltd.	81,130	0.0
2,935	Nestle India Ltd.	781,584	0.5
391,303	Oil & Natural Gas Corp., Ltd.	644,102	0.4
75,769	Petronet LNG Ltd.	235,948	0.1
214,602	Power Grid Corp. of India Ltd.	514,661	0.3
235,145	REC Ltd.	487,788	0.3
8,744	Reliance Industries Ltd.	269,798	0.2
15,600	Shriram Transport Finance Co. Ltd.	288,085	0.2
91,337	State Bank of India	531,139	0.3
26,332	Tata Consultancy Services Ltd.	1,363,114	0.9
66,975	Tata Steel Ltd.	1,325,751	0.8
80,430	Tech Mahindra Ltd.	1,591,379	1.0
		17,029,668	10.9

	Indonesia: 2.2%
5,788,800	Adaro Energy Tbk PT	510,993	0.3
1,153,300	Astra International Tbk PT	422,218	0.3
322,500	Bank Central Asia Tbk PT	740,272	0.5
1,115,300	Bank Mandiri Persero TBK PT	476,780	0.3
755,900	Bank Rakyat Indonesia	207,876	0.1
130,200	Indah Kiat Pulp & Paper Tbk PT	72,054	0.0
2,576,200	Kalbe Farma Tbk PT	242,813	0.2
223,100	Semen Indonesia Persero Tbk PT	144,483	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
1,665,300	Telkom Indonesia Persero Tbk PT	$397,410	0.2
205,100	United Tractors Tbk PT	288,302	0.2
		3,503,201	2.2

	Malaysia: 1.2%
59,500	Hartalega Holdings Bhd	105,632	0.1
86,300	Hong Leong Bank BHD	398,180	0.3
38,200	Hong Leong Financial Group Bhd	167,541	0.1
291,100	Kossan Rubber Industries	217,082	0.1
395,800	RHB Bank Bhd	532,647	0.3
166,700	Supermax Corp. Bhd	132,333	0.1
380,400	Top Glove Corp. Bhd	366,033	0.2
		1,919,448	1.2

	Mexico: 2.0%
33,700	Arca Continental SAB de CV	217,077	0.1
440,700 (1)	Cemex SA de CV - Unit	363,812	0.2
466,968	Fibra Uno Administracion SA de CV	526,397	0.3
100,644	Fomento Economico Mexicano SAB de CV - Unit	874,496	0.6
25,548	Gruma SAB de CV	291,047	0.2
232,103	Grupo Bimbo SAB de CV	586,151	0.4
88,800	Megacable Holdings SAB de CV - Unit	309,589	0.2
		3,168,569	2.0

	Philippines: 0.5%
36,150	BDO Unibank, Inc.	79,857	0.0
2,105	Globe Telecom, Inc.	115,088	0.1
148,980	International Container Terminal Services, Inc.	557,549	0.4
		752,494	0.5

	Qatar: 2.1%
352,905	Barwa Real Estate Co.	297,050	0.2
505,153	Commercial Bank PQSC	837,713	0.6
179,074	Industries Qatar QSC	631,997	0.4
630,111	Masraf Al Rayan	787,423	0.5
785,317	Mesaieed Petrochemical Holding Co.	431,146	0.2
72,094	Qatar Islamic Bank SAQ	362,351	0.2
		3,347,680	2.1

	Russia: 3.2%
10,503,276	Inter RAO UES PJSC	661,832	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Russia (continued)
13,843	Lukoil PJSC	$1,183,730	0.8
48,968	Magnit PJSC GDR	745,333	0.5
248	MMC Norilsk Nickel OJSC	81,464	0.1
53,171	Mobile TeleSystems PJSC ADR	498,744	0.3
22,580	Novolipetsk Steel PJSC	76,132	0.0
1,486,868	Surgutneftegas PJSC	686,171	0.4
120,421	Tatneft PJSC	796,171	0.5
10,277	X5 Retail Group N.V. - FIVEL GDR	340,503	0.2
		5,070,080	3.2

	Saudi Arabia: 1.8%
5,579	Al Rajhi Bank	179,982	0.1
9,075	Dr Sulaiman Al Habib Medical Services Group Co.	444,162	0.3
11,247	SABIC Agri-Nutrients Co.	375,970	0.3
23,696	Sahara International Petrochemical Co.	210,369	0.1
74,021	Saudi Electricity Co.	538,710	0.4
71,890	Saudi Industrial Investment Group	687,809	0.4
18,873	Saudi National Bank	305,937	0.2
		2,742,939	1.8

	South Africa: 3.6%
27,180 (1)	Absa Group Ltd.	294,355	0.2
1,268	Anglo American Platinum Ltd.	143,822	0.1
17,397	Bidvest Group Ltd.	245,300	0.2
18,966	Exxaro Resources Ltd.	240,903	0.1
6,999	Gold Fields Ltd.	66,472	0.0
41,877	Impala Platinum Holdings Ltd.	641,585	0.4
3,810	Kumba Iron Ore Ltd.	171,105	0.1
7,945	Mr Price Group Ltd.	119,189	0.1
79,090 (1)	MTN Group Ltd.	725,946	0.5
4,259	Naspers Ltd.	734,844	0.5
171,032	Rand Merchant Investment Holdings Ltd.	372,125	0.2
5,519	Reinet Investments SCA	106,787	0.1
32,838	Remgro Ltd.	273,103	0.2
23,207 (1)	Sasol Ltd.	356,737	0.2
24,433	Shoprite Holdings Ltd.	309,234	0.2
40,592	Sibanye Stillwater Ltd.	165,780	0.1
30,160	Vodacom Group Pty Ltd.	298,252	0.2
69,887 (1)	Woolworths Holdings Ltd./ South Africa	304,799	0.2
		5,570,338	3.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 9.4%
4,864	AMOREPACIFIC Group	$242,002	0.1
7,222	CJ Corp.	630,829	0.4
865	CJ ENM Co. Ltd.	113,927	0.1
10,250	DB Insurance Co. Ltd.	518,237	0.3
12,430	Fila Holdings Corp.	480,356	0.3
12,033	GS Engineering & Construction Corp.	463,122	0.3
4,744	GS Holdings Corp.	173,519	0.1
26,192	Hana Financial Group, Inc.	1,014,259	0.6
12,055	Hankook Tire & Technology Co. Ltd.	483,639	0.3
3,332	Hyundai Engineering & Construction Co. Ltd.	159,057	0.1
1,660	Hyundai Heavy Industries Holdings Co., Ltd.	93,266	0.1
1,113	Hyundai Mobis Co. Ltd.	265,677	0.2
9,535	Hyundai Steel Co.	417,690	0.3
5,935	Kakao Corp.	791,912	0.5
14,665	KB Financial Group, Inc.	667,112	0.4
11,531	Kia Corp.	843,529	0.5
554	Kumho Petrochemical Co. Ltd.	92,625	0.1
454	LG Chem Ltd.	295,829	0.2
10,310 (1)	LG Display Co., Ltd.	181,365	0.1
755	LG Innotek Co. Ltd.	139,557	0.1
11,368	LG Uplus Corp.	137,543	0.1
4,720	Lotte Shopping Co. Ltd.	436,743	0.3
490	NCSoft Corp.	278,667	0.2
3,129	POSCO	900,621	0.6
3,069	Samsung Fire & Marine Insurance Co. Ltd.	597,384	0.4
2,795	Samsung Securities Co. Ltd.	118,845	0.1
5,343	Samsung Electro-Mechanics Co. Ltd.	847,870	0.5
898	Samsung SDI Co., Ltd.	612,065	0.4
4,935	Shinhan Financial Group Co., Ltd.	164,403	0.1
2,050	Shinsegae, Inc.	474,212	0.3
631	SK Chemicals Co. Ltd.	146,527	0.1
893	SK, Inc.	202,320	0.1
13,003	SK Hynix, Inc.	1,190,560	0.7
2,352	SK Telecom Co., Ltd.	604,721	0.4
		14,779,990	9.4

	Taiwan: 13.4%
70,000	Acer, Inc.	63,529	0.0
249,000	Asia Cement Corp.	403,056	0.3
392,000	AU Optronics Corp.	247,154	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
11,802	Chailease Holding Co. Ltd.	$113,219	0.1
48,000	Cheng Shin Rubber Industry Co. Ltd.	64,444	0.0
91,000	Evergreen Marine Corp. Taiwan Ltd.	444,220	0.3
12,000	Hiwin Technologies Corp.	140,555	0.1
70,000	HON HAI Precision Industry Co., Ltd.	279,532	0.2
521,000	Innolux Corp.	322,712	0.2
1,000	Largan Precision Co. Ltd.	96,416	0.1
46,000	MediaTek, Inc.	1,491,653	0.9
73,000	Micro-Star International Co., Ltd.	342,503	0.2
261,000	Nanya Technology Corp.	622,375	0.4
9,000	Nien Made Enterprise Co. Ltd.	134,187	0.1
54,000	Novatek Microelectronics Corp., Ltd.	871,431	0.5
433,000	Pou Chen Corp.	514,299	0.3
124,000	Powertech Technology, Inc.	502,508	0.3
57,000	Realtek Semiconductor Corp.	1,136,051	0.7
454,962	Taiwan Semiconductor Manufacturing Co., Ltd.	9,979,700	6.4
260,000	United Microelectronics Corp.	589,142	0.4
157,000	Vanguard International Semiconductor Corp.	835,111	0.5
67,000	Walsin Technology Corp.	434,390	0.3
411,000	Winbond Electronics Corp.	435,606	0.3
9,000	Yageo Corp.	154,948	0.1
56,000 (1)	Yang Ming Marine Transport Corp.	268,241	0.2
135,000	Zhen Ding Technology Holding Ltd.	482,495	0.3
		20,969,477	13.4

	Thailand: 1.6%
75,300	Central Retail Corp. PCL - Foreign	79,895	0.1
68,400	Electricity Generating PCL - Foreign	383,822	0.2
279,400	Indorama Ventures PCL - Foreign	378,730	0.2
310,900	Land & Houses PCL - Foreign	78,544	0.1
89,400	Muangthai Capital PCL - Foreign	179,352	0.1
202,500	PTT Exploration & Production PCL	698,836	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
158,800	PTT Global Chemical PCL	$314,912	0.2
212,100	Sri Trang Gloves Thailand PCL - Foreign	243,472	0.2
33,800	Srisawad Corp. PCL - Foreign	75,156	0.1
		2,432,719	1.6

	Turkey: 1.0%
807,706	Akbank TAS	572,042	0.4
117,487	Turkcell Iletisim Hizmet AS	232,317	0.1
655,198	Turkiye Garanti Bankasi A/S	777,145	0.5
		1,581,504	1.0

	United Arab Emirates: 0.4%
167,199	Emirates NBD Bank PJSC	630,441	0.4
	Total Common Stock (Cost $120,940,782)	144,585,476	92.3

EXCHANGE-TRADED FUNDS: 2.4%
73,143	iShares MSCI Emerging Markets ETF	3,833,425	2.4
	Total Exchange-Traded Funds (Cost $3,872,305)	3,833,425	2.4
PREFERRED STOCK: 5.1%
	Brazil: 1.7%
220,049	Cia Energetica de Minas Gerais	570,251	0.4
40,000	Gerdau SA	219,154	0.1
180,705	Itausa SA	402,242	0.3
272,448	Petroleo Brasileiro SA	1,437,376	0.9
		2,629,023	1.7

	South Korea: 3.4%
87,869	Samsung Electronics Co., Ltd.	5,357,062	3.4
	Total Preferred Stock (Cost $5,794,799)	7,986,085	5.1
	Total Long-Term Investments (Cost $130,607,886)	156,404,986	99.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
482,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $482,000)	$482,000	0.3
	Total Short-Term Investments (Cost $482,000)	482,000	0.3
	Total Investments in Securities (Cost $131,089,886)	$156,886,986	100.1
	Assets in Excess of Other Liabilities	(180,280)	(0.1)
	Net Assets	$156,706,706	100.0

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Rate shown is the 7-day yield as of August 31, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	23.2%
Financials	17.7
Consumer Discretionary	13.2
Materials	9.8
Communication Services	9.4
Energy	6.0
Consumer Staples	4.9
Industrials	4.6
Health Care	3.8
Real Estate	2.7
Exchange-Traded Funds	2.4
Utilities	2.1
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	(0.1)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock
Brazil	$5,376,542	$—	$—	$5,376,542
Chile	508,819	—	—	508,819
China	5,083,724	47,781,948	—	52,865,672
Colombia	614,323	—	—	614,323
Egypt	—	850,248	—	850,248
Greece	—	167,277	—	167,277
Hungary	—	704,047	—	704,047
India	—	17,029,668	—	17,029,668
Indonesia	—	3,503,201	—	3,503,201
Malaysia	1,219,260	700,188	—	1,919,448
Mexico	3,168,569	—	—	3,168,569
Philippines	194,945	557,549	—	752,494
Qatar	2,619,484	728,196	—	3,347,680
Russia	498,744	4,571,336	—	5,070,080
Saudi Arabia	485,919	2,257,020	—	2,742,939
South Africa	1,347,468	4,222,870	—	5,570,338
South Korea	—	14,779,990	—	14,779,990
Taiwan	—	20,969,477	—	20,969,477
Thailand	243,472	2,189,247	—	2,432,719
Turkey	572,042	1,009,462	—	1,581,504
United Arab Emirates	630,441	—	—	630,441
Total Common Stock	22,563,752	122,021,724	—	144,585,476
Exchange-Traded Funds	3,833,425	—	—	3,833,425
Preferred Stock	2,629,023	5,357,062	—	7,986,085
Short-Term Investments	482,000	—	—	482,000
Total Investments, at fair value	$29,508,200	$127,378,786	$—	$156,886,986
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,224,366)	$—	$(1,224,366)
Total Liabilities	$—	$(1,224,366)	$—	$(1,224,366)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At August 31, 2021, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	JPMorgan Chase Bank N.A.	Call	09/03/21	USD 51.600	302,326	USD 15,844,906	$355,686	$(276,222)
iShares MSCI Emerging Markets ETF	BNP Paribas	Call	09/17/21	USD 49.500	305,051	USD 15,987,723	326,344	(948,144)
							$682,030	$(1,224,366)
See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Portfolio of Investments
Equity Fund	as of August 31, 2021 (Unaudited) (continued)

Currency Abbreviations
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$1,224,366
Total Liability Derivatives		$1,224,366
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended August 31, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$2,683,391
Total	$2,683,391
Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(1,188,245)
Total	$(1,188,245)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2021:
	BNP Paribas	JP Morgan Chase Bank N.A.	Totals
Liabilities:
Written options	$948,144	$276,222	$1,224,366
Total Liabilities	$948,144	$276,222	$1,224,366
Net OTC derivative instruments by counterparty, at fair value	$(948,144)	$(276,222)	$(1,224,366)
Total collateral pledged by the Fund/(Received from counterparty)	$700,000	$—	$700,000
Net Exposure(1)(2)	$(248,144)	$(276,222)	$(524,366)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $131,450,647.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$33,364,398
Gross Unrealized Depreciation	(8,980,045)
Net Unrealized Appreciation	$24,384,353

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:
1
At this meeting, a proposal was submitted to elect three members of the Board of Trustees to represent the interests of the holders of the Fund, with these individuals to serve as Class I Trustees, for a term of three-years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Emerging Markets High Dividend Equity Fund was held virtually on June 18, 2021.
		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class I Trustees	Voya Emerging Markets High Dividend Equity Fund
	Colleen D. Baldwin	1*	15,390,709.607	1,184,816.000	0.000	0.000	16,575,525.607
	Joseph E. Obermeyer	1*	15,396,517.607	1,179,008.000	0.000	0.000	16,575,525.607
	Christopher P. Sullivan	1*	15,396,517.607	1,179,008.000	0.000	0.000	16,575,525.607

*
Proposal Passed

After the June 18, 2021 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: John D. Boyer, Patricia W. Chadwick, Sheryl K. Pressler and Dina Santoro.

ADDITIONAL INFORMATION (Unaudited)

The following information is a summary of certain changes, if any, since February 28, 2021. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.
The Fund was granted exemptive relief by the SEC (the “Order”) which, under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) (“Managed Distribution Policy”). The Fund may in the future adopt a Managed Distribution Policy.
Dividend Reinvestment Plan
Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.
If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.
The Fund pays quarterly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.
If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.
KEY FINANCIAL DATES — CALENDAR 2021 DISTRIBUTIONS:
Declaration Date	Ex Date	Record Date	Payable Date
March 15, 2021	April 1, 2021	April 5, 2021	April 15, 2021
June 15, 2021	July 1, 2021	July 2, 2021	July 15, 2021
September 15, 2021	October 1, 2021	October 4, 2021	October 15, 2021
December 15, 2021	December 30, 2021	December 31, 2021	January 18, 2022
Record date will be one business day after each Ex-Dividend Date. These dates are subject to change.
Stock Data
The Fund’s common shares are traded on the NYSE (Symbol: IHD).
Repurchase of Securities by Closed-End Companies
In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.
Number of Shareholders
The number of record holders of common stock as of August 31, 2021 was 8, which does not include approximately 5,595 beneficial owners of shares held in the name of brokers of other nominees.
Certifications
In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on July 16, 2021 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
Computershare, Inc.
480 Washington Boulevard
Jersey City, New Jersey 07310-1900
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163320         (0821-102121)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 4, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 4, 2021